Veridien Climate Action ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Auto Manufacturers - 5.1%
Tesla, Inc.(a)	5,985	$1,120,931

Biotechnology - 6.6%
Bioceres Crop Solutions Corp.(a)	42,199	563,357
Corteva, Inc.	19,228	874,489
		1,437,846

Building Materials - 2.6%
Carrier Global Corp.	4,001	218,895
Johnson Controls International PLC	6,664	351,126
		570,021

Chemicals - 4.4%
Air Products and Chemicals, Inc.	841	215,052
Arcadium Lithium PLC(a)	100,072	489,352
Sociedad Quimica y Minera de Chile SA - ADR	5,955	250,527
		954,931

Electric - 30.4%(b)
Ameresco, Inc. - Class A(a)	24,401	498,512
Atlantica Sustainable Infrastructure PLC	30,418	583,417
Avangrid, Inc.	18,797	571,053
Brookfield Renewable Partners L.P.	36,364	945,828
Cia Paranaense de Energia – ADR(a)	57,791	469,841
Clearway Energy, Inc. - Class C	21,681	525,547
Companhia Paranaense de Energia - ADR	14,447	105,030
Constellation Energy Corp.	3,721	453,962
Portland General Electric Co.	10,420	426,491
Public Service Enterprise Group, Inc.	3,814	221,174
ReNew Energy Global PLC - Class A(a)	73,246	495,875
The AES Corp.	51,237	854,633
Xcel Energy, Inc.	9,105	545,116
		6,696,479

Electrical Components & Equipment - 4.1%
Eaton Corp. PLC	955	235,006
EnerSys	6,849	654,559
		889,565

Electronics - 2.1%
Trimble, Inc.(a)	9,234	469,641

Energy-Alternate Sources - 17.7%
Array Technologies, Inc.(a)	46,775	619,301
Canadian Solar, Inc.(a)	23,514	519,659
Enphase Energy, Inc.(a)	8,335	867,923
First Solar, Inc.(a)	2,092	306,060
JinkoSolar Holding Co. Ltd. - ADR	19,325	506,895
Maxeon Solar Technologies Ltd.(a)	37,003	167,624
NextEra Energy Partners L.P.	24,723	737,982
TPI Composites, Inc.(a)	69,295	187,097
		3,912,541

Engineering & Construction - 5.9%
AECOM	3,356	295,966
Fluor Corp.(a)	26,423	996,411
		1,292,377

Environmental Control - 1.0%
Tetra Tech, Inc.	1,345	212,752

Machinery-Diversified - 6.0%
Chart Industries, Inc.(a)	3,046	355,529
Flowserve Corp.	12,630	504,316
Westinghouse Air Brake Technologies Corp.	3,392	446,285
		1,306,130

Semiconductors - 8.2%
ON Semiconductor Corp.(a)	13,256	942,899
STMicroelectronics NV - NYRS	19,205	847,325
		1,790,224
TOTAL COMMON STOCKS (Cost $22,864,434)		20,653,438

REAL ESTATE INVESTMENT TRUSTS - 5.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	51,949	1,235,867
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,063,386)		1,235,867

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.25%(c)	107,037	107,037
TOTAL SHORT-TERM INVESTMENTS (Cost $107,037)		107,037

TOTAL INVESTMENTS - 100.2% (Cost $24,034,857)		$21,996,342
Liabilities in Excess of Other Assets - (0.2)%		(52,687)
TOTAL NET ASSETS - 100.0%		$21,943,655

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima NYRS – New York Registry Shares

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Veridien Climate Action ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$20,653,438	$—	$—	$20,653,438
Real Estate Investment Trusts	1,235,867	—	—	1,235,867
Money Market Funds	107,037	—	—	107,037
Total Assets	$21,996,342	$—	$—	$21,996,342

Refer to the Schedule of Investments for industry classifications.